Receivables Monetization (Effect on Income From Receivables Monetization and Cash Flows on Transfers)(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables Monetization [Abstract]
Interest expense	$ (12)
Net (loss) gain on sale	(1)	(36)
Net cash proceeds (payments) on transfers	$ (86)	$ (237)